                          BARR ROSENBERG SERIES TRUST

                        U.S. SMALL CAPITALIZATION SERIES
                   INTERNATIONAL SMALL CAPITALIZATION SERIES
                                  JAPAN SERIES

                        SUPPLEMENT DATED MARCH 10, 1999
                                       TO
                         PROSPECTUS DATED JULY 29, 1998

    This supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

    The Prospectus hereby is amended as follows:

                                 FUND EXPENSES

1. The trustees of the Trust have decided to discontinue the Trust's Shareholder Service Fee with respect to Select Shares as of March 31, 1999. Also, the trustees have authorized each Fund to pay up to 0.15% of its average daily net assets attributable to Select Shares for subtransfer and subaccounting services in connection with such shares. The Manager has agreed to waive its management fee and bear certain expenses until further notice in order to limit the total annual operating expenses (which do not include nonrecurring account fees and extraordinary expenses) of Select Shares, going forward from March 31, 1999, to 1.55%, 1.90% and 1.90% of the average daily net assets attributable to such shares for the U.S. Small Capitalization Series, International Small Capitalization Series, and Japan Series, respectively.

                             INVESTMENT PERFORMANCE

2. The subsection entitled Manager's Discussion of International Small Capitalization Series Performance in the section entitled Investment Performance is revised in its entirety to read as follows:

    For the fiscal year ended March 31, 1998, the total return of the International Small Capitalization Series (Institutional Shares) after deduction of fees and expenses was 2.51%. This exceeded the Fund's CRIexUS(1) benchmark (which is administered by an affiliate of the Manager) by more than 2%. During the same period, the Salomon Smith Barney World ex US Extended Market Index (a broad-based securities market index) returned 8.19%. The Manager believes that the Fund's total return was the result of identifying undervalued international small company stocks. During the last fiscal year, international small company stocks generally underperformed international large company stocks. The relative underperformance of international small company stocks and the continued weakness in Asian markets were both factors affecting the Fund's total return

-------------------

(1) CRIexUS Index includes 21 developed countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland and the U.K.

                   INTERNATIONAL SMALL CAPITALIZATION SERIES
            (BASED ON THE PERFORMANCE OF INSTITUTIONAL SHARES ONLY) EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                           INTERNATIONAL SMALL
                                                                              CAPITALIZATION
                                                                                SERIES(2)           CRIEXUS
                                                                                PORTFOLIO          BENCHMARK
09/23/97                                                                              1000000(1)   $1,000,000
12/31/97                                                                              $1,013,000     $991,182
12/31/98                                                                              $1,038,431     $995,775
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

                                                                           SALOMON SMITH BARNEY
                                                                             WORLD EX US EMI
09/23/97                                                                              $1,000,000
12/31/97                                                                                $975,527
12/31/98                                                                              $1,055,416
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

(1) Based on minimum initial investment of $1,000,000 for Institutional Shares. Note that the minimum initial investment for Select Shares is $2,500.

(2) Fund returns are net of all fees while the CRIexUS and the Salomon Smith Barney World ex US EMI Index returns are based solely on market returns without deduction of fees or transaction costs for rebalancing.

AVERAGE ANNUAL TOTAL RETURN (FOR PERIOD ENDED 3/31/98)

                                                                                    SINCE
                                                                   1 YEAR         INCEPTION
                                                                 ----------      -----------
International Small Capitalization Series (Institutional              2.51%         2.52%
  Shares)...................................................
  (Inception Date September 23, 1996)
International Small Capitalization Series (Select Shares)...          2.22%         2.20%
  (Inception Date October 29, 1996)
CRIexUS Index...............................................          0.46%        -0.28%
Salomon Smith Barney World Ex US EMI........................          8.19%         4.13%

    THE NUMBERS REPORTED IN BOTH THE GRAPH AND THE TABLE REPRESENT PAST PERFORMANCE AND ARE NOT PREDICTIVE OF FUTURE RESULTS. THE PERFORMANCE OF SELECT SHARES WILL BE LOWER THAN THE PERFORMANCE OF INSTITUTIONAL SHARES BECAUSE OF THE HIGHER FEES PAID BY SHAREHOLDERS INVESTING IN SUCH CLASS.

                            MANAGEMENT OF THE TRUST

3. The second paragraph in the subsection entitled "Distributor" in the section entitled "Management of the Trust" is revised in its entirety to read as follows:

    "Solely for the purpose of compensating the Distributor for services and expenses primarily intended to result in the sale of Select Shares and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services ("Shareholder Services") to holders of Select Shares of the Trust, such shares are subject to an annual distribution and service fee (the "Distribution and Shareholder Service Fee") of up to 0.25% of the average daily net assets attributable to such shares in accordance with a Distribution and Shareholder Service Plan (the "Distribution and Shareholder Service Plan") adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act. Currently, each Fund pays the Distributor an annual Distribution and Shareholder Service Fee of 0.25% of the average daily net assets attributable to Select Shares. Expenses and services for which the Distributor may be reimbursed include, without limitation, compensation to, and expenses (including overhead and telephone expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers who engage in distribution of Select Shares, printing of prospectuses and reports for other than existing Select shareholders, advertising, preparing, printing and distributing sales literature and forwarding communications from the Trust to Select shareholders. The Distribution and Shareholder Service Plan is of the type known as a "compensation" plan. This means that, although the trustees of the Trust are expected to take into account the expenses of the Distributor in their periodic review of the Distribution and Shareholder Service Plan, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor's expenses.

                                MULTIPLE CLASSES

4. The trustees of the Trust have decided to discontinue the Trust's Shareholder Service Fee with respect to Select Shares as of March 31, 1999.

5. The fifth sentence in the subsection entitled "Select Shares" in the section entitled "Multiple Classes" is revised in its entirety to read as follows:

    "As described above, the Distribution and Shareholder Service Plan permits payments of up to 0.25% of the Funds' average daily net assets attributable to Select Shares."

6. The second sentence in the subsection entitled "General" in the section entitled "Multiple Classes" is revised in its entirety to read as follows:

    "The Distribution and Shareholder Service Fee charged with respect to Select Shares is intended to compensate the Distributor for services and expenses primarily intended to result in the sale of Select Shares and/or in connection with the provision of Shareholder Services to holders of Select Shares of the Trust.

                             BARR ROSENBERG SERIES TRUST

                           U.S. SMALL CAPITALIZATION SERIES
                      INTERNATIONAL SMALL CAPITALIZATION SERIES
                                     JAPAN SERIES

                           Supplement dated March 10, 1999
                                          to
               Statement of Additional Information dated July 29, 1998


     This supplement is provided to update, and should be read in conjunction with, the information provided in the Statement of Additional Information.

     The Statement of Additional Information is amended as follows:

                             INVESTMENT ADVISORY SERVICES

The subsection entitled "Distributor and Distribution Plan" in the section entitled "Investment Advisory and Other Services" is hereby retitled "Distributor and Distribution and Shareholder Service Plan" and is revised to read in its entirety as follows:

"As stated in the Prospectus under the heading "Management of the Trust -- Distributor," Adviser Shares of the U.S. Small Capitalization Series and Select Shares of each Fund are sold on a continuous basis by the Trust's distributor, Barr Rosenberg Funds Distributor, Inc. (the "Distributor"). The Distributor is an affiliate of the Administrator and Fund Accountant. Under the Distributor's Contract between the Trust and the Distributor (the "Distributor's Contract"), the Distributor is not obligated to sell any specific amount of shares of the Trust and will purchase shares for resale only against orders for shares.

     Pursuant to the Distribution and Shareholder Service Plan (the "Plan") described in the Prospectus, in connection with the distribution of Select Shares of the Trust and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services ("Shareholder Services") to holders of Select Shares of the Trust, the Distributor receives certain distribution and service fees from the Trust. Subject to the percentage limitation on the distribution and service fee set forth in the Prospectus, the distribution and service fee may be paid in respect of services rendered and expenses borne in the past with respect to each such class as to which no distribution fee was paid on account of such limitation. The Distributor may pay all or a portion of the distribution and service fees it receives from the Trust to participating and introducing brokers. The Distributor did not charge any distribution fees to the Trust through the fiscal year ended March 31, 1997. For the fiscal year ended March 31, 1998, the U.S. Small Capitalization Series, Japan Series and International Small Capitalization Series incurred distribution expenses in the amount of $64,573, $154 and $2,457, respectively. Of these amounts the Distributor retained $19,895, $56 and $575 and waived $36,584, $98 and $1,360 for the U.S. Small Capitalization Series, Japan Series and International Small Capitalization Series, respectively. The Distributor paid to broker-dealers and other selling and/or servicing institutions the amounts of $8,094, $0 and $522 for the U.S. Small Capitalization Series, Japan Series and International Small Capitalization Series, respectively, from the distribution expenses incurred by the Funds.

     The Plan may be terminated with respect to Select Shares by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or the Distributor's Contract (the "Independent Trustees"), or by vote of a majority of the outstanding voting securities of that class. Any change in the Plan that would materially increase the cost to Select Shares requires approval by holders of Select Shares. The Trustees of the Trust review quarterly a written report of such costs and the purposes for which such costs have been incurred. Except as described above, the Plan may be amended by vote of the Trustees of the Trust, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. For so long as the Plan is in effect, selection and nomination of those trustees of the Trust who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons.

     The Distributor's Contract may be terminated with respect to any Fund or class of shares thereof at any time by not more than 60 days' nor less than 30 days' written notice without payment of any penalty either by the Distributor or by such Fund or class and will terminate automatically, without the payment of any penalty, in the event of its assignment.

     The Plan and the Distributor's Contract will continue in effect with respect to each class of shares to which they relate for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of the entire Board of Trustees (or by vote of a majority of the outstanding shares of a class, in the case of the Distributor's Contract) cast in person at a meeting called for that purpose.

     If the Plan or the Distributor's Contract are terminated (or not renewed) with respect to one or more classes, they may continue in effect with respect to any class of any Fund as to which they have not been terminated (or have been renewed).

     The Trustees of the Trust believe that the Plan will provide benefits to the Trust. The Trustees of the Trust believe that the Plan will result in greater sales and/or fewer redemptions of Select Shares, although it is impossible to know for certain the level of sales and redemptions of Select Shares that would occur in the absence of the Plan or under alternative distribution schemes. The Trustees of the Trust believe that the effect on sales and/or redemptions benefit the Trust by reducing Fund expense ratios and/or by affording greater flexibility to the Trust."

                             BARR ROSENBERG SERIES TRUST

                          BARR ROSENBERG MARKET NEUTRAL FUND
                       BARR ROSENBERG DOUBLE ALPHA MARKET FUND

                           Supplement dated March 10, 1999
                                          to
                            Prospectus dated July 29, 1998



     This supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

     The Prospectus hereby is amended as follows:

                                    FUND EXPENSES

1. The trustees of the Trust have decided to discontinue the Trust's Shareholder Service Fee with respect to Investor Shares as of March 31, 1999. Also, the trustees have authorized each Fund to pay up to 0.15% of its average daily net assets attributable to Investor Shares for subtransfer and subaccounting services in connection with such shares. The Manager has agreed to waive its management fee and bear certain expenses until further notice in order to limit the total annual operating expenses (which do not include nonrecurring account fees and extraordinary expenses) of Investor Shares, going forward from March 31, 1999, to 2.40% and 2.75% of the average daily net assets attributable to such shares for the Barr Rosenberg Market Neutral Fund and the Barr Rosenberg Double Alpha Market Fund, respectively.

                               MANAGEMENT OF THE TRUST

2. The second paragraph in the subsection entitled "Distributor" in the section entitled "Management of the Trust" is revised in its entirety to read as follows:

     "Solely for the purpose of compensating the Distributor for services and expenses primarily intended to result in the sale of Investor Shares and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services ("Shareholder Services") to holders of Investor Shares of the Trust, such shares are subject to an annual distribution and service fee (the "Distribution and Shareholder Service Fee") of up to 0.25% of the average daily net assets attributable to such shares in accordance with a Distribution and Shareholder Service Plan (the "Distribution and Shareholder Service Plan") adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act. Currently, each Fund pays the Distributor an annual Distribution and Shareholder Service Fee of 0.25% of the average daily net assets attributable to Investor Shares. Expenses and services for which the Distributor may be reimbursed include, without limitation, compensation to, and expenses (including overhead and telephone expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers who engage in distribution of Investor Shares, printing of prospectuses and reports for other than existing Investor shareholders, advertising, preparing, printing and distributing sales literature and forwarding communications from the Trust to Investor shareholders. The Distribution and Shareholder Service Plan is of the type known as a "compensation" plan. This means that, although the trustees of the Trust are expected to take into account the expenses of the Distributor in their periodic review of the Distribution and Shareholder Service Plan, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor's expenses.

                                   MULTIPLE CLASSES

3. The trustees of the Trust have decided to discontinue the Trust's Shareholder Service Fee with respect to Investor Shares as of March 31, 1999.

4. The fifth sentence in the subsection entitled "Investor Shares" in the section entitled "Multiple Classes" is revised in its entirety to read as follows:

     "As described above, the Distribution and Shareholder Service Plan permits payments of up to 0.25% of the Funds' average daily net assets attributable to Investor Shares."

5. The second sentence in the subsection entitled "General" in the section entitled "Multiple Classes" is revised in its entirety to read as follows:

          "The Distribution and Shareholder Service Fee charged with respect to Investor Shares is intended to compensate the Distributor for services and expenses primarily intended to result in the sale of Investor Shares and/or in connection with the provision of Shareholder Services to holders of Investor Shares of the Trust.

                             BARR ROSENBERG SERIES TRUST

                          BARR ROSENBERG MARKET NEUTRAL FUND
                       BARR ROSENBERG DOUBLE ALPHA MARKET FUND


                           Supplement dated March 10, 1999
                                          to
               Statement of Additional Information dated July 29, 1998


     This supplement is provided to update, and should be read in conjunction with, the information provided in the Statement of Additional Information.

     The Statement of Additional Information is amended as follows:

The subsection entitled "Distributor and Distribution Plan" in the section entitled "Investment Advisory and Other Services" is hereby retitled "Distributor and Distribution and Shareholder Service Plan" and is revised to read in its entirety as follows:

"As stated in the Prospectus under the heading "Management of the Trust -- Distributor," Investor Shares of each Fund are sold on a continuous basis by the Trust's distributor, Barr Rosenberg Funds Distributor, Inc. (the "Distributor"). Under the Distributor's Contract between the Trust and the Distributor (the "Distributor's Contract"), the Distributor is not obligated to sell any specific amount of shares of the Trust and will purchase shares for resale only against orders for shares.

     Pursuant to the Distribution and Shareholder Service Plan (the "Plan") described in the Prospectus, in connection with the distribution of Investor Shares of the Trust and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services ("Shareholder Services") to holders of Investor Shares of the Trust, the Distributor receives certain distribution and service fees from the Trust. Subject to the percentage limitation on the distribution and service fee set forth in the Prospectus, the distribution and service fee may be paid in respect of services rendered and expenses borne in the past with respect to Investor Shares as to which no distribution fee was paid on account of such limitation. The Distributor may pay all or a portion of the distribution and service fees it receives from the Trust to participating and introducing brokers.

     For the period December 16, 1997 (inception date) to March 31, 1998, the Barr Rosenberg Market Neutral Fund incurred distribution expenses of $12,626. Of this amount, the Distributor retained $4,440. The Distributor paid $8,186 to broker-dealers and other selling and/or servicing institutions.

     The Plan may be terminated with respect to Investor Shares by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or the Distributor's Contract (the "Independent Trustees"), or by vote of a majority of the outstanding voting securities of that class. Any change in the Plan that would materially increase the cost to Investor Shares requires approval by holders of Investor Shares. The Trustees of the Trust review quarterly a written report of such costs and the purposes for which such costs have been incurred. Except as described above, the Plan may be amended by vote of the Trustees of the Trust, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose. For so long as the Plan is in effect, selection and nomination of those Trustees of the Trust who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons.

     The Distributor's Contract may be terminated with respect to any Fund or Investor Shares thereof at any time by not more than 60 days' nor less than 30 days' written notice without payment of any penalty either by the Distributor or by such Fund or class and will terminate automatically, without the payment of any penalty, in the event of its assignment.

     The Plan and the Distributor's Contract will continue in effect with respect to each class of shares to which they relate for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of the entire Board of Trustees (or by vote of a majority of the outstanding shares of a class, in the case of the Distributor's Contract) cast in person at a meeting called for that purpose.

     If the Plan or the Distributor's Contract are terminated (or not renewed) with respect to one or more classes, they may continue in effect with respect to any class of any Fund as to which they have not been terminated (or have been renewed).

     The Trustees of the Trust believe that the Plan will provide benefits to the Trust. The Trustees believe that the Plan will result in greater sales and/or fewer redemptions of Investor Shares, although it is impossible to know for certain the level of sales and redemptions of Investor Shares that would occur in the absence of the Plan or under alternative distribution schemes. The Trustees believe that the effect on sales and/or redemptions benefit the Trust by reducing Fund expense ratios and/or by affording greater flexibility to the Trust."

                             BARR ROSENBERG SERIES TRUST

                          BARR ROSENBERG MARKET NEUTRAL FUND
                       BARR ROSENBERG DOUBLE ALPHA MARKET FUND


                           Supplement dated March 10, 1999
                                          to
               Statement of Additional Information dated July 29, 1998
                                Revised August 6, 1998


     This supplement is provided to update, and should be read in conjunction with, the information provided in the Statement of Additional Information.

     The Statement of Additional Information is amended as follows:

The subsection entitled "Distributor and Distribution Plan" in the section entitled "Investment Advisory and Other Services" is hereby retitled "Distributor and Distribution and Shareholder Service Plan" and is revised to read in its entirety as follows:

"As stated in the Prospectus under the heading "Management of the Trust -- Distributor," Investor Shares of each Fund are sold on a continuous basis by the Trust's distributor, Barr Rosenberg Funds Distributor, Inc. (the "Distributor"). Under the Distributor's Contract between the Trust and the Distributor (the "Distributor's Contract"), the Distributor is not obligated to sell any specific amount of shares of the Trust and will purchase shares for resale only against orders for shares.

     Pursuant to the Distribution and Shareholder Service Plan (the "Plan") described in the Prospectus, in connection with the distribution of Investor Shares of the Trust and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services ("Shareholder Services") to holders of Investor Shares of the Trust, the Distributor receives certain distribution and service fees from the Trust. Subject to the percentage limitation on the distribution and service fee set forth in the Prospectus, the distribution and service fee may be paid in respect of services rendered and expenses borne in the past with respect to Investor Shares as to which no distribution fee was paid on account of such limitation. The Distributor may pay all or a portion of the distribution and service fees it receives from the Trust to participating and introducing brokers.

     For the period December 16, 1997 (inception date) to March 31, 1998, the Barr Rosenberg Market Neutral Fund incurred distribution expenses of $12,626. Of this amount, the Distributor retained $4,440. The Distributor paid $8,186 to broker-dealers and other selling and/or servicing institutions.

     The Plan may be terminated with respect to Investor Shares by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or the Distributor's Contract (the "Independent Trustees"), or by vote of a majority of the outstanding voting securities of that class. Any change in the Plan that would materially increase the cost to Investor Shares requires approval by holders of Investor Shares. The Trustees of the Trust review quarterly a written report of such costs and the purposes for which such costs have been incurred. Except as described above, the Plan may be amended by vote of the Trustees of the Trust, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose. For so long as the Plan is in effect, selection and nomination of those Trustees of the Trust who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons.

     The Distributor's Contract may be terminated with respect to any Fund or Investor Shares thereof at any time by not more than 60 days' nor less than 30 days' written notice without payment of any penalty either by the Distributor or by such Fund or class and will terminate automatically, without the payment of any penalty, in the event of its assignment.

     The Plan and the Distributor's Contract will continue in effect with respect to each class of shares to which they relate for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of the entire Board of Trustees (or by vote of a majority of the outstanding shares of a class, in the case of the Distributor's Contract) cast in person at a meeting called for that purpose.

     If the Plan or the Distributor's Contract are terminated (or not renewed) with respect to one or more classes, they may continue in effect with respect to any class of any Fund as to which they have not been terminated (or have been renewed).

     The Trustees of the Trust believe that the Plan will provide benefits to the Trust. The Trustees believe that the Plan will result in greater sales and/or fewer redemptions of Investor Shares, although it is impossible to know for certain the level of sales and redemptions of Investor Shares that would occur in the absence of the Plan or under alternative distribution schemes. The Trustees believe that the effect on sales and/or redemptions benefit the Trust by reducing Fund expense ratios and/or by affording greater flexibility to the Trust."

                             BARR ROSENBERG SERIES TRUST

                  BARR ROSENBERG SELECT SECTORS MARKET NEUTRAL FUND

                           Supplement dated March 10, 1999
                                          to
                          Prospectus dated October 19, 1998



     This supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

     The Prospectus hereby is amended as follows:

                                    FUND EXPENSES

1. The trustees of the Trust have decided to discontinue the Trust's Shareholder Service Fee with respect to Investor Shares as of March 31, 1999. Also, the trustees have authorized the Fund to pay up to 0.15% of its average daily net assets attributable to Investor Shares for subtransfer and subaccounting services in connection with such shares. The Manager has agreed to waive its management fee and bear certain expenses until further notice in order to limit the total annual operating expenses (which do not include nonrecurring account fees and extraordinary expenses) of Investor Shares, going forward from March 31, 1999, to 1.65% of the average daily net assets attributable to such shares.

                               MANAGEMENT OF THE TRUST

2. The second paragraph in the subsection entitled "Distributor" in the section entitled "Management of the Trust" is revised in its entirety to read as follows:

     "Solely for the purpose of compensating the Distributor for services and expenses primarily intended to result in the sale of Investor Shares and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services ("Shareholder Services") to holders of Investor Shares of the Trust, such shares are subject to an annual distribution and service fee (the "Distribution and Shareholder Service Fee") of up to 0.25% of the average daily net assets attributable to such shares in accordance with a Distribution and Shareholder Service Plan (the "Distribution and Shareholder Service Plan") adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act. Currently, the Fund pays the Distributor an annual Distribution and Shareholder Service Fee of 0.25% of the average daily net assets attributable to Investor Shares. Expenses and services for which the Distributor may be reimbursed include, without limitation, compensation to, and expenses (including overhead and telephone expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers who engage in distribution of Investor Shares, printing of prospectuses and reports for other than existing Investor shareholders, advertising, preparing, printing and distributing sales literature and forwarding communications from the Trust to Investor shareholders. The Distribution and Shareholder Service Plan is of the type known as a "compensation" plan. This means that, although the trustees of the Trust are expected to take into account the expenses of the Distributor in their periodic review of the Distribution and Shareholder Service Plan, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor's expenses.

                                   MULTIPLE CLASSES

3. The trustees of the Trust have decided to discontinue the Trust's Shareholder Service Fee with respect to Investor Shares as of March 31, 1999.

4. The fifth sentence in the subsection entitled "Investor Shares" in the section entitled "Multiple Classes" is revised in its entirety to read as follows:

     "As described above, the Distribution and Shareholder Service Plan permits payments of up to 0.25% of the Funds' average daily net assets attributable to Investor Shares."

5. The second sentence in the subsection entitled "General" in the section entitled "Multiple Classes" is revised in its entirety to read as follows:

          "The Distribution and Shareholder Service Fee charged with respect to Investor Shares is intended to compensate the Distributor for services and expenses primarily intended to result in the sale of Investor Shares and/or in connection with the provision of Shareholder Services to holders of Investor Shares of the Trust.

                             BARR ROSENBERG SERIES TRUST

                  BARR ROSENBERG SELECT SECTORS MARKET NEUTRAL FUND

                           Supplement dated March 10, 1999
                                          to
              Statement of Additional Information dated October 19, 1998



     This supplement is provided to update, and should be read in conjunction with, the information provided in the Statement of Additional Information.

     The Statement of Additional Information is amended as follows:

The subsection entitled "Distributor and Distribution Plan" in the section entitled "Investment Advisory and Other Services" is hereby retitled "Distributor and Distribution and Shareholder Service Plan" and is revised to read in its entirety as follows:

"As stated in the Prospectus under the heading "Management of the Trust -- Distributor," Investor Shares of the Fund are sold on a continuous basis by the Trust's distributor, Barr Rosenberg Funds Distributor, Inc. (the "Distributor"). Under the Distributor's Contract between the Trust and the Distributor (the "Distributor's Contract"), the Distributor is not obligated to sell any specific amount of shares of the Trust and will purchase shares for resale only against orders for shares.

     Pursuant to the Distribution and Shareholder Service Plan (the "Plan") described in the Prospectus, in connection with the distribution of Investor Shares of the Trust and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services ("Shareholder Services") to holders of Investor Shares of the Trust, the Distributor receives certain distribution and service fees from the Trust. Subject to the percentage limitation on the distribution and service fee set forth in the Prospectus, the distribution and service fee may be paid in respect of services rendered and expenses borne in the past with respect to Investor Shares as to which no distribution fee was paid on account of such limitation. The Distributor may pay all or a portion of the distribution and service fees it receives from the Trust to participating and introducing brokers.

     The Plan may be terminated with respect to Investor Shares by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or the Distributor's Contract (the "Independent Trustees"), or by vote of a majority of the outstanding voting securities of that class. Any change in the Plan that would materially increase the cost to Investor Shares requires approval by holders of Investor Shares. The Trustees of the Trust review quarterly a written report of such costs and the purposes for which such costs have been incurred. Except as described above, the Plan may be amended by vote of the Trustees of the Trust, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose. For so long as the Plan is in effect, selection and nomination of those Trustees of the Trust who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons.

     The Distributor's Contract may be terminated with respect to the Fund or Investor Shares thereof at any time by not more than 60 days' nor less than 30 days' written notice without payment of any penalty either by the Distributor or by the Fund or class and will terminate automatically, without the payment of any penalty, in the event of its assignment.

     The Plan and the Distributor's Contract will continue in effect with respect to each class of shares to which they relate for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of the entire Board of Trustees (or by vote of a majority of the outstanding shares of a class, in the case of the Distributor's Contract) cast in person at a meeting called for that purpose.

     If the Plan or the Distributor's Contract are terminated (or not renewed) with respect to one or more classes, they may continue in effect with respect to any class of the Fund as to which they have not been terminated (or have been renewed).

     The Trustees of the Trust believe that the Plan will provide benefits to the Trust. The Trustees believe that the Plan will result in greater sales and/or fewer redemptions of Investor Shares, although it is impossible to know for certain the level of sales and redemptions of Investor Shares that would occur in the absence of the Plan or under alternative distribution schemes. The Trustees believe that the effect on sales and/or redemptions benefit the Trust by reducing Fund expense ratios and/or by affording greater flexibility to the Trust.